SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Segmented Information [Abstract]
SEGMENTED INFORMATION
24.	SEGMENTED INFORMATION

Segment reporting is prepared on the same basis that the Company’s President, who is the Company’s CODM, manages the business, makes resource allocation decisions and assesses performance. The Company operates in one reportable segment, being the production and sale of cannabis and in one geographical location, Canada.

	Operating	Other	Total
	$	$	$
For the year ended
December 31, 2018
Sales	2,087,299	23,104	2,110,403
Interest revenue	266,389	919,825	1,186,214
Loss from operations	(14,545,511)	(22,798,745)	(37,344,256)
Net loss and comprehensive loss	(8,819,226)	(22,164,182)	(30,983,408)
Share of income from joint venture	5,753,782	-	5,753,782

For the year ended
December 31, 2017
Sales	929,464	8,190	937,654
Interest revenue	65	161,453	161,518
Loss from operations	(2,749,660)	(6,347,771)	(9,097,431)
Net loss and comprehensive loss	(2,910,720)	(5,931,104)	(8,841,824)
Share of loss from joint venture	(322,578)	-	(322,578)